                  LOUISIANA MUNICIPAL MONEY-MARKET FUND
                  MINNESOTA MUNICIPAL MONEY-MARKET FUND

                  Supplement Dated July 7, 2005 to the
                  Prospectus Dated September 30, 2004

The second sentence of the second paragraph in the section "How to Buy Shares
- How Fund Shares are Priced," which appears on page 20 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

  "The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury Fund, and
  12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund, the State Tax-Exempt Funds, and the Municipal Funds."

                  LOUISIANA MUNICIPAL MONEY-MARKET FUND
                  MINNESOTA MUNICIPAL MONEY-MARKET FUND


                  Supplement Dated July 7, 2005 to the
        Statement of Additional Information Dated September 30, 2004

The second sentence of the first paragraph in the section "How to Buy Shares
- Calculation of Net Asset Value," which appears on page 25 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

   "The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury Fund, and 12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund, the State Tax-Exempt Funds, and the Municipal Funds."